Related Party Transactions - Schedule of Transactions with Related Parties (Details) - Related Party [Member] - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Related Party Transaction [Line Items]
Amount paid by a related party on behalf of the Group	$ 1,111	$ 167
Accrued interests of amount due to Shengda Group	216	134
Repayments of payables to Shengda Group	$ 6,202